Accounts payable and other (Tables)	12 Months Ended
Dec. 31, 2015
Accounts payable and other
Accounts payable and other
In millions	December 31,	2015	2014
Trade payables		$391	$464
Payroll-related accruals		287	317
Income and other taxes		254	208
Accrued charges		192	166
Accrued interest		122	95
Personal injury and other claims provisions (Note 16)		51	48
Environmental provisions (Note 16)		51	45
Stock-based compensation liability (Note 14)		39	106
Other postretirement benefits liability (Note 12)		18	17
Other		151	191
Total accounts payable and other		$1,556	$1,657